Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Total	$ 46,200,949	$ 51,149,326	$ 45,810,222
Installation and Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total	32,435,217	40,644,254	42,206,282
Housekeeping [Member]
Disaggregation of Revenue [Line Items]
Total	11,704,899	10,505,072	3,603,940
E-watch [Member]
Disaggregation of Revenue [Line Items]
Total	1,179,841
Care service [Member]
Disaggregation of Revenue [Line Items]
Total	$ 880,992